Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000205719 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Research Enhanced Equity Fund
Class Name	Class I Shares
Trading Symbol	EMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Research Enhanced Equity Fund's Class I Shares returned 22.07% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  Stock selection in India also detracted from performance relative to the Index.
  The Fund's stock selection in Taiwan contributed to performance relative to the Index.
  Stock selection in the United Arab Emirates also aided performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class I Shares)	January 30, 2019	22.07%	2.97%	4.58%
MSCI Emerging Markets Index (net total return)		25.32	3.93	5.13

Performance Inception Date	Jan. 30, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,186,522,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 4,202,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,186,522
Total number of portfolio holdings	396
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$4,202

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000205718 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Emerging Markets Research Enhanced Equity Fund
Class Name	Class R6 Shares
Trading Symbol	EMRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Emerging Markets Research Enhanced Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Emerging Markets Research Enhanced Equity Fund's Class R6 Shares returned 22.17% for the year ended October 31, 2024. The MSCI Emerging Markets Index (net total return) (the "Index") returned 25.32% for the year ended October 31, 2024.
  The Fund's holdings in China detracted from performance relative to the Index.
  Stock selection in India also detracted from performance relative to the Index.
  The Fund's stock selection in Taiwan contributed to performance relative to the Index.
  Stock selection in the United Arab Emirates also aided performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Emerging Markets Research Enhanced Equity Fund (Class R6 Shares)	December 11, 2018	22.17%	3.07%	4.69%
MSCI Emerging Markets Index (net total return)		25.32	3.93	5.13

Performance Inception Date	Dec. 11, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,186,522,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 4,202,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,186,522
Total number of portfolio holdings	396
Portfolio turnover rate	40%
Total advisory fees paid (000's)	$4,202

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000205721 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Hedged Equity Fund
Class Name	Class A Shares
Trading Symbol	JIHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class A Shares)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class A Shares, without a sales charge, returned 14.84% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class A Shares)	March 15, 2019	8.84%	2.39%	2.81%
JPMorgan International Hedged Equity Fund (Class A Shares) - excluding sales charge		14.84	3.50	3.79
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37

Performance Inception Date	Mar. 15, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 183,031,000
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 178,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205724 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Hedged Equity Fund
Class Name	Class C Shares
Trading Symbol	JIHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class C Shares)	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class C Shares, without a sales charge, returned 14.25% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class C Shares)	March 15, 2019	13.25%	2.97%	3.27%
JPMorgan International Hedged Equity Fund (Class C Shares) - excluding sales charge		14.25	2.97	3.27
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37

Performance Inception Date	Mar. 15, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 183,031,000
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 178,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205722 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Hedged Equity Fund
Class Name	Class I Shares
Trading Symbol	JIHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class I Shares)	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class I Shares returned 15.07% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class I Shares)	March 15, 2019	15.07%	3.75%	4.06%
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37

Performance Inception Date	Mar. 15, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 183,031,000
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 178,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205723 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Hedged Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JIHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class R5 Shares)	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class R5 Shares returned 15.27% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class R5 Shares)	March 15, 2019	15.27%	3.91%	4.21%
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37

Performance Inception Date	Mar. 15, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 183,031,000
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 178,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
At a meeting held on November 19-21, 2024, the JPM Trust IV Board approved the liquidation of Class R5 Shares of Fund, which occurred on December 10, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205720 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Hedged Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JIHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Hedged Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Hedged Equity Fund (Class R6 Shares)	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Hedged Equity Fund's Class R6 Shares returned 15.37% for the year ended October 31, 2024. The MSCI EAFE Index (net total return) (the "Index") returned 22.97% and the ICE BofA 3-Month US Treasury Bill Index returned 5.39% for the year ended October 31, 2024.
  The Fund’s security selection in the consumer staples and technology-software sectors detracted from performance relative to the Index.
  The Fund’s security selection in the basic industries and consumer cyclical & services sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Hedged Equity Fund (Class R6 Shares)	March 15, 2019	15.37%	4.00%	4.31%
MSCI EAFE Index (net total return)		22.97	6.24	6.59
ICE BofA 3-Month US Treasury Bill Index		5.39	2.37	2.37

Performance Inception Date	Mar. 15, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 183,031,000
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 178,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$183,031
Total number of portfolio holdings	203
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$178

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on November 19-21, 2024, the Fund’s Board of Trustees agreed to consider the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan International Hedged Equity Laddered Overlay ETF. If approved at a meeting in February 2025, the Reorganization is expected to occur as of the close of business on or about July 11, 2025.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments